Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of objectives policies and processes for managing capital abstract
Capital management
The capital structure at December 31 was as follows:
2021 2020
Long-term debt [note 13] 996,250 995,541
Cash and cash equivalents (1,247,447) (918,382)
Short-term investments (84,906) (24,985)
Net debt (336,103) 52,174
Non-controlling interest 127 206
Shareholders' equity 4,845,841 4,958,355
Total

equity
4,845,968 4,958,561
Total capital $ 4,509,865 $ 5,010,735